Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Leases [Abstract]
Schedule of Lease-Related Assets and Liabilities

The table below summarizes the Company’s lease-related assets and liabilities as of March 31, 2026 and December 31, 2025:

	March 31,	December 31
	2026	2025
Lease assets	$37,789	$76,090

Lease liabilities
Lease liabilities (short term)	$37,789	$75,168
Lease liabilities (long term)	—	922
Total lease liabilities	$37,789	$76,090

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Lease assets	$76,090	$361,109

Lease liabilities
Lease liabilities (short term)	$75,168	$208,549
Lease liabilities (long term)	922	153,592
Total lease liabilities	$76,090	$362,141

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows as of March 31, 2026:

2026 (April to December)	$43,006
2027	—
Total lease payments	43,006
Less interest	(5,217)
Present value of lease liabilities	$37,789
Maturities of operating lease liabilities were as follows as of December 31, 2025:
2026	$87,138
2027	990
Total lease payments	88,128
Less interest	(12,038)
Present value of lease liabilities	$76,090